SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the accounts of Yintech and its subsidiaries, VIEs and VIEs’ subsidiaries, in which the Company is the ultimate primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

To comply with PRC legal restrictions on foreign ownership of companies that operate securities advisory, asset management and other restricted services, the Group operates these regulated business in China through certain PRC domestic companies, namely Ran Yu, Bei Xun, Hong Feng, Shun Fu Hui and Chun Da (collectively, the “VIEs” and each a “VIE”), whose equity interests are held by their nominee shareholders. The registered capital of these VIEs are funded by the Company through its wholly owned subsidiary, namely Xie Luo, and recorded as interest-free loans to these nominee shareholders. These loans were eliminated with the capital of the VIEs during consolidation. The Company began to consolidate Ran Yu, Bei Xun, Hong Feng, Shun Fu Hui and Chun Da as VIEs in January, January, October 2017, July 2018 and November 2019, respectively.

Under various contractual agreements, nominee shareholders of the VIEs are required to transfer their ownership in these entities to Xie Luo when permitted by PRC laws and regulations or to designees of Xie Luo at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to Xie Luo and Xie Luo has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive service agreements with the VIEs, under which Xie Luo provides business consulting and other services to the VIEs with service fee equivalent to 100% of The VIEs’ net profits. In addition, nominee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to Xie Luo.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and Xie Luo are further described below.

Loan Agreement.  Pursuant to the Loan Agreement, Xie Luo agrees to lend interest free loans to nominee shareholders and the VIEs with sole purpose for payment of paid-in capital of the VIEs and their daily operation, respectively. The amount of loan depends on the written loan granting notice. Pursuant to the Loan Agreement, the term of loans is 10 years, nominee shareholders and the VIEs should repay the loan, and any other payables by means that is acceptable to Xie Luo on expiry date. These loans were eliminated with the capital and payables of the VIEs during consolidation.

Exclusive Services Agreement.  Pursuant to the Exclusive Services Agreement, Xie Luo has the exclusive right to provide business consulting services, including marketing, operation, business management, training and other customized services, to the VIEs. Without Xie Luo’s prior written consent, the VIEs agree not to accept the same or any similar services provided by any third party. The VIEs agree to pay service fees on a yearly basis or at any other time when Xie Luo considers it is necessary and at an amount equivalent to 100% of The VIEs’ net profits as confirmed by Xie Luo. Pursuant to the Exclusive Services Agreement, Xie Luo agrees to absorb all the profits and losses of the VIEs, and will provide financial support when the VIEs come across operation loss or serious business difficulties. The term of this agreement is 10 years, and the agreement will be automatically extended upon the expiry.

Exclusive Purchase Option Agreement.  Pursuant to the Exclusive Purchase Option Agreement, the nominee shareholders of the VIEs have irrevocably granted Xie Luo an exclusive option to purchase, or have its designated person(s) to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders’ equity interests in the VIEs. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without Xie Luo’s prior written consent, the nominee shareholders of the VIEs have agreed that the VIEs shall not amend the articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interest, provide any loans, or distribute dividends to the shareholders, and the shareholders shall not offer to sell, transfer, gift, pledge, or otherwise dispose all or part of their equity interests in the VIEs. These agreements will remain effective until all equity interests of the VIEs have been transferred or assigned to Xie Luo or its designated person(s).

Powers of Attorney.  Pursuant to the Powers of Attorney, each nominee shareholder of the VIEs has irrevocably entrust all their rights to Xie Luo or its designated person(s). All shareholder rights, including, but not limited to, voting on all matters of the VIEs, signing on all documents of the VIEs that require shareholder approval, appointing directors, executive officers and major financial personnel, deciding to carry out liquidation of the VIEs, keeping the company seal, financial seal and other materials, items or information which can control the VIEs’ daily operation and disposing of all or part of the shareholder’s equity interest in the VIEs. Xie Luo is also entitled to appoint and change the entrustee to act as exclusive attorney in fact of the shareholders of the VIEs with prior notice to such shareholders. Pursuant to the Powers of Attorney, Xie Luo has rights to know the key information of the VIEs, including but not limited to, operating status, clients’ information, employee data and financial information. The power of attorney will remain in force until the nominee shareholders have transferred all of their equity interest to Xie Luo or its designated person(s), or Xie Luo provides written consent to terminate the powers of attorney.

Equity Interest Pledge Agreement.  Pursuant to the Equity Interest Pledge Agreement, nominee shareholders of the VIEs have pledged all of their equity interest in the VIEs to Xie Luo to guarantee the fulfillment of obligations under the contractual agreements, which include the Loan Agreement, the Powers of Attorney, Exclusive Option Agreement, Exclusive Service agreement, Intellectual Property License and Transfer Agreement, and Equity Interest Pledge Agreement. If any of contractual obligations are breached under these agreements, Xie Luo, as pledgee, will be entitled the rights to dispose all or part of the pledged equity interests of any nominee shareholders, even the one does not breach the contractual obligations. The prior rights are given to compensate the service fee, compensation of breaching contracts (if any), interest, compensatory payment, etc, from the proceeds of pledged equity interest disposal. Each of the shareholders of the VIEs agrees that, during the term of the equity interest pledge agreements, he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of Xie Luo. The Equity Interest Pledge Agreements remain effective until all the contractual arrangements are terminated, the VIEs and the shareholders discharge all their obligations under the contractual arrangements, or Xie Luo obtains all of equity interests of the VIEs under the terms of Exclusive Option Agreement.

Intellectual Property License and Transfer Agreement.  Pursuant to the Intellectual Property License and Transfer Agreement, the VIEs have irrevocably granted Xie Luo an exclusive right to acquire any or all of the intellectual property rights owned by the VIEs. Before acquiring intellectual property of the VIEs, Xie Luo has an exclusive license to use for free any or all of the intellectual property rights owned by the VIEs from time to time. Without Xie Luo’s prior written consent, the VIEs agree not to transfer or license any intellectual property rights to any third parties. In addition, the VIEs has granted Xie Luo the right to purchase any or all of the intellectual property rights of the VIEs at the lowest price permitted under PRC law.

The Company believes that the contractual arrangements among its wholly owned subsidiary, the VIEs and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and its subsidiary in the consolidated financial statements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholders’ approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs will occur as a result of the aforementioned risks and uncertainties is remote.

In 2019, the Group invested in investment funds which it served as asset manager and subscribed the majority of equity interest. As the Group has a controlling financial interest in the investment funds as of December 31, 2019, the Group consolidated the investment funds as the primary beneficiary.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Group’s consolidated balance sheets and statements of comprehensive income/(loss) before the elimination of intercompany transactions with non-VIE subsidiaries of the Group:

	As of December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Total Assets	1,283,378	1,805,066	259,282
Total Liabilities	336,147	598,691	85,997

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Net Revenues	197,208	666,112	95,681
Net Expenses	(231,285)	(456,501)	(65,572)

	Year ended December 31,
	2018	2019	2019
	RMB	RMB	(Note2) USD
			Unaudited
Cash flows from operating activities	828	431,660	62,004
Cash flows from investing activities	(959,492)	(489,998)	(70,384)
Cash flows from financing activities	970,937	62,612	8,994
Net increase in cash and restricted cash	12,273	4,274	614

As of December 31, 2019, the total assets for the consolidated VIEs were RMB 1,805.07 million, which mainly comprised of RMB 1,516.51 million in cash and investment securities, and RMB 288.56 million (among which RMB 14.65 million is eliminated with non-VIE subsidiaries of the Group) in the remaining balances include accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill . As of December 31, 2019, total liabilities for the consolidated VIEs were RMB 598.69 million, which mainly included RMB 412.58 million (among which RMB 317.76 million is eliminated with non-VIE subsidiaries of the Group) in accounts payable, other liabilities and accrued employee benefits, RMB 34.86 million in income taxes payable, RMB 42.18 million in deferred tax liabilities and RMB109.08 million in deferred revenues.

As of December 31, 2018, the total assets for the consolidated VIEs were RMB 1,283.38 million, which mainly comprised of RMB 1,004.20 million in cash and investment securities, and RMB 279.18 million (among which RMB 14.64 million is eliminated with non-VIE subsidiaries of the Group) in the remaining balances include accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill . As of December 31, 2018, total liabilities for the consolidated VIEs were RMB 336.15 million, which mainly included RMB 242.05 million (among which RMB 202.18 million is eliminated with non-VIE subsidiaries of the Group) in accounts payable, other liabilities and accrued employee benefits, RMB 11.04 million in income taxes payable, RMB 38.29 million in deferred tax liabilities and RMB 44.77 million in deferred revenues.

Under the contractual arrangements with the VIEs, the Company through its wholly owned subsidiary, Xie Luo, has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs.

Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company or Xie Luo.

Currency translation for financial statements presentation

The accompanying consolidated financial statements are reported in Renminbi (“RMB”).

Yintech’s functional currency is USD, and the reporting currency is RMB. Yintech’s subsidiaries determine their functional currencies based on the criteria of FASB ASC 830, Foreign Currency Matters. The consolidated financial statements are translated into RMB using the exchange rate at the balance sheet date for assets and liabilities, and the average exchange rate in the period for revenues, expenses, gains and losses. Any translation gains or losses are recorded in other comprehensive income / (loss).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other revenues.

Translations of amounts from RMB into USD for the convenience of the reader have been calculated at the exchange rate of RMB 6.9618 per USD 1.00 on December 31, 2019, the last business day for the year ended December 31, 2019, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate. The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying consolidated financial statements are unaudited.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group evaluates its estimates and judgments including those related to: the fair value of stock based compensation; the useful lives and recoverability of equipment and leasehold improvements and intangible assets; impairment of goodwill and intangible assets, the purchase price allocation and fair value of non-controlling interests with respect to business combinations; the fair value of investments; the carrying value of receivables from customers; the determination of the allowance for doubtful accounts; the liabilities for unrecognized tax benefits; indefinitely reinvested earnings; and the valuation allowance for deferred tax assets.

Derivative financial instruments

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values.

In the normal course of business and as a comprehensive member of the Tianjin and Guangdong Exchanges, the Group enters into transactions in derivative financial instruments with customers.  As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group is required to serve as the counterparty of the customer trading of precious metals through exchange-traded spot commodity contracts. The Tianjin and Guangdong Exchanges quote trading prices of the spot commodity contracts with reference to the prices from relevant international and domestic spot commodities markets. The Group does not apply hedge accounting, as all derivative financial instruments are held for trading purposes and therefore recorded at fair value with changes reflected in earnings. Contracts with customers are traded either as long or short positions and the notional amount and fair values of the contracts in a loss position are not offset against notional amount and the fair value of contracts in a gain position. Gains and losses (realized and unrealized) on all derivative financial instruments are shown as a component of trading gains / (losses), net.

In accordance with the Tianjin and Guangdong Exchanges’ requirements, the Group’s customers must meet, at a minimum, the deposit requirements established by the Tianjin and Guangdong Exchanges at which the spot commodity contracts are traded. Therefore, exchange traded spot commodity contracts generally do not give rise to significant counterparty exposure due to the cash settlement procedures for daily market movements (“variation margin”) and the deposit requirements of the Tianjin and Guangdong Exchanges. The variation margin payments represent the daily settlement of the outstanding exposure of the derivative contract. Likewise, as the counterparty to customer trades, the Group is also required to place deposits with custodian banks of the Tianjin and Guangdong Exchanges to meet the minimum deposit requirements.  Such amount placed at banks to meet the minimum deposit requirements is included in deposits with clearing organizations and restricted from withdrawal.

In 2017, the Group traded commodity futures contracts on the Shanghai Futures Exchange to manage its exposure on spot commodity contracts and physical trading of raw silver. Commodity futures contracts are recorded at fair value with changes reflected in earnings. Gains and losses from these contracts are recorded in trading gains / (losses), net.  At the end of December 31, 2017, 2018 and 2019, the Group has no commodity futures contracts outstanding.

In 2017, with the termination of trading on the Guangdong and the suspension of trading on the Tianjin Exchange, there will be no more gains or losses arising from spot commodity contracts or the risk and return transfer agreements.

Cash and Restricted Cash

Cash represents cash on hand and demand deposits placed with banks or other financial institutions. Restricted cash represents entrusted bank balances held on behalf of customers, which is the fund that Forthright Securities receives from customers for purpose of buying or selling securities on their behalf. The fund is deposited at designated entrusted bank accounts.

The following table reconciles cash and restricted cash as reported on the consolidated balance sheets as of December 31, 2018 and 2019, to the amounts presented in the consolidated statements of cash flows:

	As of December 31,
	2018	2019	2019
	RMB	RMB	(Note2)USD
			(unaudited)
Cash	257,789	209,507	30,094
Restricted cash	73,226	89,157	12,807
Total	331,015	298,664	42,901

Investment securities

Investment securities include equity securities, debt securities and reverse repurchase agreements. Equity securities consist of listed equity securities, wealth management products, private equity funds and other equity securities.

Listed equity securities comprise of listed stocks, funds and tradable convertible bonds. All of which have readily determinable fair values and are measured at fair value with change recognized in trading gains/(losses).

Wealth management products issued by banks and private equity fund investments managed by licensed asset management companies are recorded at fair value. These equity securities are recognized as available-for-sale investments (AFS investments) or trading investments. Pursuant to the adoption of ASU 2016-01, any changes in fair value are recognized in trading gains/(losses).

Other equity securities represent those without a readily determinable fair value that does not qualify for the practical expedient to estimate fair value in accordance with ASC 820-10-35-59. The Group elects to use the measurement alternative to measure such investments at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. For each reporting period, the Group makes a qualitative assessment considering impairment indicators to evaluate whether the investment is impaired. Impairment indicators that the Group considers include, but are not limited to, the following: 1) a significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee, 2) a significant adverse change in the regulatory, economic, or technological environment of the investee, 3) a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates, 4) a bona fide offer to purchase, an offer by the investee to sell, or a completed auction process for the same or similar investment for an amount less than the carrying amount of that investment, and 5) factors that raise significant concerns about the investee’s ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

Debt securities represent listed corporate bonds and unlisted subordinated corporate bonds. Debt securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes recognized in trading gains/(losses). Debt securities that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale debt securities (AFS debt securities), and are measured at fair value. Unrealized holding gains and losses from fair value changes, net of the related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS debt securities are determined on a specific identification basis and are recognized in trading gains/(losses). An impairment loss on the AFS debt securities is recognized in earnings when the decline in value is determined to be other-than-temporary.

Reverse repurchase agreements are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts.

Interest and investment income are recognized when earned.

Equity method investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee's board of directors, voting rights and the impact of commercial arrangements are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method of accounting, the investee company's accounts are not reflected within the Group's consolidated balance sheets and statements of comprehensive income/(loss); however, the Group's share of the earnings or losses of the investee company is reflected in the consolidated statements of comprehensive income/(loss).

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. No impairment loss on its equity method investments was recognized during the years ended December 31, 2018 and 2019.

Revenue recognition

On January 1, 2018, the Group adopted ASC 606 “Revenue from Contracts with Customers” (“ASC 606”) and applied the cumulative effect method. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts were not adjusted and reported under the accounting standards in effect for the periods presented.

According to ASC 606, revenues are recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services. The Group determines revenue recognition through the following steps:

•	Identification of the contract, or contracts, with a customer;
•	Identification of the performance obligation in the contract;
•	Determination of the transaction price, including the constraint on variable consideration;
•	Allocation of the transaction price to the performance obligation in the contracts; and
•	Recognition of revenue when (or as) the Group satisfies a performance obligation.

The following is a description of the accounting policy for the major revenue generating activities of the Group.

(i)    Commissions and fees

The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Exchange and the Futures Commodity Exchanges, which are settled on a monthly basis. Cash rebates on trading commissions and overnight fees offered by the Group to its customers are recorded as a reduction of revenue.

The Group earns securities brokerage fees from brokerage service for its customers for executing and/or clearing transactions. Securities brokerage fees are recognized on a transactional basis.

The Group earns asset management fees from fund management services. Management fees are computed as a percentage of the fund net asset value, calculated daily. Revenue is recognized on a daily basis over the contract term.

The Group provides securities advisory services, offering various types of training programs to individuals. Such programs normally last for several months. The revenues are recognized during the programs period on a straight-line, time-elapsed basis.

(ii)   Trading gains / (losses)

Trading gains / (losses) consist of realized and unrealized gains and losses from exchange-traded spot commodity contracts, commodity futures contracts and risk and return transfer agreements, the realized gains and losses  from trading of physical commodities, realized and unrealized gains and losses from equity securities investments pursuant to the adoption of ASU 2016-01, and realized gains and losses from the sale of AFS investments prior to the adoption of ASU 2016-01, all presented on a net basis. Changes in fair value in relation to spot commodity contracts, commodity futures contracts and risk and return transfer agreements are recorded in trading gains / (losses), net on a daily basis as disclosed in the accounting policy of derivative financial instruments. Trading gains / (losses) on physical commodities are recognized when title passes and measured by the difference between the acquisition cost of the commodity and the cash received or receivable.

(iii)  Interest and investment income

Interest income is recognized at the effective interest rate. Investment income is recognized when earned.

(iv)  Other revenues

Other revenues primarily consist of gain on disposal of subsidiaries, income from sales of application services, sales of silver products, government grants, awards from the Exchanges and value-added-tax (“VAT”) refund.

Gain on disposal of subsidiaries are recognized when the substantive control over the subsidiaries are transferred and the disposal consideration is received or there is a reasonable assurance that they will be received.

Sales of application services comprise the sales of a license subscription bundled with customer support service during the license period. Revenue from sales of application services are amortized over the term of the arrangement.

Sales of silver products are recognized when control of goods are transferred to customers and consideration is received or there is a reasonable assurance that they will be received. Revenue excludes value added tax.

Government grants are recognized when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are deducted in reporting the related expenses on a systematic basis in the same periods in which the expenses are incurred.

Equipment and leasehold improvements

Equipment and leasehold improvements are stated at cost. Depreciation is provided on a straight-line basis using estimated useful lives of three to five years. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease.

Leases

On January 1, 2019, the Group adopted ASU No. 2016-02, Leases (“ASC 842”) and subsequent amendments by using the modified retrospective method and did not restate the comparable periods.

The Group determines if an arrangement is or contains a lease at contract inception. For operating leases, the Group recognizes an ROU asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As the rate implicit in the lease cannot be readily determined, the Group uses the incremental borrowing rate at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

The Group has elected not to recognize ROU assets and lease liabilities for short-term leases of properties that have a lease term of 12 months or less. The Group recognizes the lease payments associated with its short-term property leases as an expense on a straight-line basis over the lease term.

Advertising and promotion expenses

Advertising expenses represent expenses for placing advertisements on television, radio and newspaper, as well as on Internet websites and search engines. Promotion expenses represent commissions paid to sales agents for bringing in new customers. Advertising and promotion cost are expensed as incurred.

Defined contribution plan

Pursuant to relevant PRC regulations, the Group is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of income.  The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

Stock based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals to the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates. Stock compensation expense, when recognized, is recorded as expense with the corresponding entry to additional paid-in capital.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets to the amount considered more likely than not to be realized. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense.

Provisions and contingent liabilities

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Goodwill and Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Indefinite-lived intangible assets are assets that are not amortized as there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized over their estimated useful lives in the method that reflect the pattern in which the economic benefits of the intangible assets are consumed.

Impairment of Goodwill

The Group assesses goodwill for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Treasury Stock

The Group accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stocks over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Group has one single operating and reportable segment (Note 31 Segment information).

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet and disclose key information about leasing arrangements. Topic 842 establishes a ROU model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The FASB subsequently issued amendments to clarify the implementation guidance. The Group adopted these standards on January 1, 2019, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2019, and has not restated comparative periods presented in the Consolidated Financial Statements. The Group has elected to adopt the package of transition practical expedients and, therefore, has not reassessed (1) whether existing or expired contracts contain a lease, (2) lease classification for existing or expired leases or (3) the accounting for initial direct costs that were previously capitalized. Upon the adoption of ASC 842, the Group recognized ROU assets of RMB 97.61 million and lease liabilities of RMB 92.47 million in the consolidated balance sheet.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. The guidance replaces the incurred loss impairment methodology with an expected credit loss model for which a Group recognizes an allowance based on the estimate of expected credit loss. This ASU update on the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale debt securities. For financial assets measured at amortized cost, this update requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. For available-for-sale debt securities, this update made several targeted amendments to the existing other-than-temporary impairment model, including (1) requiring disclosure of the allowance for credit losses, (2) allowing reversals of the previously recognized credit losses until the entity has the intent to sell, is more-likely-than-not required to sell the securities or the maturity of the securities, (3) limiting impairment to the difference between the amortized cost basis and fair value and (4) not allowing entities to consider the length of time that fair value has been less than amortized cost as a factor in evaluating whether a credit loss exists. For public companies, the amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The group adopted the amendments in this ASU through a cumulative-effect adjustment to  retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The adoption does not have a material impact on the consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The changes are effective for public business entities that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The Group will adopt this new guidance on January 1, 2020 and does not expect the adoption to have material impact on the consolidated financial statements.

In June 2018, the FASB issued ASU No. 2018-07, “Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting” (“ASU 2018-07”), to simplify the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions. Under the guidance, the measurement of equity-classified nonemployee awards will be fixed at the grant date, which may lower their cost and reduce volatility in the income statement. The guidance is effective for public business entities in annual periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted, including in an interim period. The Group adopted ASU 2018-07 on January 1, 2019 and the adoption had no material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”), which eliminates, adds and modifies certain disclosure requirements for fair value measurement. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for the changes in unrealized gains and losses included in other comprehensive income for recurring Level 3 fair value measurements. The amendments removed the disclosure requirements for transfers between Levels 1 and 2 of the fair value hierarchy, the policy for timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group will adopt ASU 2018-13 on January 1, 2020, and does not expect the adoption to have material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Tax (Topic 740), Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in Topic 740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The guidance also simplifies aspects of the accounting for taxes partially based on income and the accounting for enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The guidance is effective for public business entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of ASU 2019-12 on the consolidated financial statements.

In January 2020, the FASB issued ASU No. 2020-01, Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The ASU clarifies that if as a result of an observable transaction, an equity investment under the measurement alternative is transitioned into equity method and vice versa, an equity method investment is transitioned into measurement alternative, the investment is to be remeasured immediately before and after the transaction, respectively. The ASU also clarifies that certain forward contracts or purchased options to acquire equity securities that are not deemed to be derivatives or in-substance common stock will generally be measured using the fair value principles of ASC 321 before settlement or exercise, and that an entity should not be considering how it will account for the resulting investments upon eventual settlement or exercise. ASU No. 2020-01 is to be applied prospectively, effective January 1, 2021, with early adoption permitted in an interim period. The Group is in the process of evaluating the impact of ASU 2020-01 on the consolidated financial statements.

In addition to those described above, the FASB has issued other accounting standards, none of which are expected to have a material impact on the Group's consolidated financial statements when adopted.